INCOME TAXES - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net tax expense recorded		$ 4,300	$ 4,300
Provisional expense for U.S. tax reform bill		55,000	55,000
Net benefit for revaluation of deferred tax assets and liabilities		(50,700)	50,700
Provisional benefit for net deferred taxes	$ 3,200		24,600
Transition tax expense			$ 51,800
France tax rate change (as a percent)			6.50%	6.50%	(0.00%)
U.S. tax rate change			7.90%	(0.00%)	(0.00%)
U.S. tax reform provision			15.60%	0.00%	0.00%
Transaction costs related to acquisitions			0.00%	1.50%	0.00%
Valuation allowance for foreign carryforwards			$ 25,700
Net operating loss carryforwards			65,700
Unrecognized tax benefits		4,500	6,910	$ 8,423	$ 10,557	$ 12,596
Unrecognized tax benefits if recognized that would affect effective tax rate		3,300	4,400	4,200
Accrued interest		600	700	800
Accrued penalties		100	100	$ 300
Unrecognized tax benefits subject to change within the next 12 months		$ 4,500	$ 5,200